Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans in the UK and the Netherlands (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	5.60%	5.60%
Inflation	2.90%	3.10%
Rate of increase in salaries	3.60%	3.80%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	21 years 6 months	21 years 6 months
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	23 years 2 months 12 days	23 years 1 month 6 days
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	22 years 7 months 6 days	22 years 6 months
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	24 years 4 months 24 days	24 years 3 months 18 days
United Kingdom | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.80%	2.90%
United Kingdom | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.60%	2.90%
Netherlands
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	3.40%
Inflation	2.00%	2.00%
Rate of increase in salaries	2.50%	2.50%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	22 years 1 month 6 days	22 years
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	24 years 3 months 18 days	24 years 2 months 12 days
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	24 years 1 month 6 days	24 years
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	26 years 3 months 18 days	26 years 2 months 12 days
Netherlands | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.00%	2.00%
Netherlands | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.00%	2.00%